ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Information To Statements Of Comprehensive Loss
Salaries and related benefits	$ 4,516	$ 3,580	$ 3,289
Subcontractors	1,318	961	1,530
Laboratory materials	494	665	275
Patents	200	204	288
Share-based payment	357	411	182
Travel	14	28	2
Depreciation	99	107	87
Other	690	538	383
Less-Government grants	(10)	(101)	(213)
Research and development expenses, net	$ 7,678	$ 6,393	$ 5,823